SCHEDULE OF LOANS RECEIVABLE (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Short-Term Debt [Line Items]
Total loans receivable		$ 33,392,127	$ 4,515,050
Less: current portion		3,515,050	1,000,000
Total non-current loans receivable		29,877,077	3,515,050
Well Fancy Development LTD [Member]
Short-Term Debt [Line Items]
Total loans receivable	[1]	221,050	283,050
Hamasen International Consultancy Limited [Member]
Short-Term Debt [Line Items]
Total loans receivable	[2]	468,000	600,000
Libra Appraisal Limited [Member]
Short-Term Debt [Line Items]
Total loans receivable	[3]	400,000	500,000
Giant Image Limited [Member]
Short-Term Debt [Line Items]
Total loans receivable	[4]	2,192,000	2,832,000
Oic Corporate Services Limited [Member]
Short-Term Debt [Line Items]
Total loans receivable	[5]	234,000	300,000
Jiangy in Huiheng Investment Co LTD [Member]
Short-Term Debt [Line Items]
Total loans receivable	[6]	$ 29,877,077

[1]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $283,050, with interest of 5% to WELL FANCY DEVELOPMENT LTD., a third-party (the “Well Fancy Agreement”) from October 28, 2024 to September 27, 2025. In accordance with the Well Fancy Agreement, the principal shall be repaid by September 27, 2025 by a third-party company, Suzhou Yufengyuan Food Distribution Co., Ltd. (Yufengyuan). On September 30, 2025, the Well Fancy Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $62,000 to Li Bang International in October 2025. The remaining loan balance of $221,050 will be repaid no later than October 30, 2026. All other terms remain in effect.
[2]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $600,000 with interest of 5% to HAMASEN INTERNATIONAL CONSULTANCY LIMITED, a third-party (the “Hamasen Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Hamasen Agreement, the principal shall be repaid by October 27, 2025 by a third-party company, Jiangsu Youbiqi Trading Co., Ltd. (Youbiqi). On September 30, 2025, the Hamasen Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $132,000 to Li Bang International in October 2025. The remaining loan balance of $468,000 will be repaid no later than October 30, 2026. All other terms remain in effect.
[3]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $500,000 with interest of 5% to LIBRA APPRAISAL LIMITED, a third-party (the “Libra Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Libra Agreement, the principal shall be repaid by October 27, 2025 by Youbiqi. On September 30, 2025, the Libra Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $100,000 to Li Bang International in October 2025. The remaining loan balance of $400,000 will be repaid no later than October 30, 2026. All other terms remain in effect.
[4]	Pursuant to a multi-party loan agreement executed on October 28, 2024 and November 18, 2024, Li Bang International provided two loans of $2,000,000 and $832,000 to GIANT IMAGE LIMITED, a third-party (the “Giant Image Agreement”) for one year, carrying interest at 5%. In accordance with the Giant Image Agreement, $2,000,000 shall be repaid by October 27, 2025 and $832,000 shall be repaid by October 17, 2025 by Youbiqi. On September 30, 2025, the Giant Image Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $640,000 to Li Bang International in October 2025. The remaining loan balance of $2,192,000 will be repaid no later than October 30, 2026. All other terms remain in effect.
[5]	Pursuant to a multi-party loan agreement executed on November 14, 2024, Li Bang International provided a loan of $300,000 with interest of 5% to OIC CORPORATE SERVICES LIMITED, a third-party (the “OIC Agreement’) from November 14, 2024 to October 13, 2025. In accordance with the OIC Agreement, the principal shall be repaid by October 13, 2025 by Yufengyuan. On September 30, 2025, the OIC Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $66,000 to Li Bang International in October 2025. The remaining loan balance of $234,000 will be repaid no later than October 30, 2026. All other terms remain in effect.
[6]	On December 26, 2025, Li Bang Intelligent Technology provided a loan of RMB 210 million ($29,877,077) with an interest rate of 5% to Jiangyin Huiheng Investment Co., Ltd. (Jiangyin Huiheng), a third-party, with a contract term from January 1, 2026 to December 31, 2027. According to the loan agreement, the principal amount shall be repaid by December 31, 2027. Prior to the expiry of the loan agreement, the Jiangyin Huiheng and Li Bang Intelligent Technology shall negotiate whether to renew the loan contract.